Segment Information - Segment assets (Details) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2020	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Segment Reporting Information [Line Items]
Total assets			$ 1,545,737	$ 1,503,735	$ 2,221,948	$ 2,221,948	$ 1,545,737
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Successor	Predecessor	Predecessor
Skillsoft
Segment Reporting Information [Line Items]
Total assets			$ 1,399,178		$ 1,648,160	$ 1,648,160	$ 1,399,178
Global Knowledge Segment
Segment Reporting Information [Line Items]
Total assets					344,902	344,902
Discontinued operations
Segment Reporting Information [Line Items]
Total assets			$ 146,559		$ 228,886	$ 228,886	$ 146,559